Expense Example {- Investor Freedom® 2015 Portfolio} - 02.28 VIP Investor Freedom Funds Investor Combo PRO-12 - Investor Freedom® 2015 Portfolio - VIP Investor Freedom 2015 Portfolio-Investor VIP	Apr. 30, 2022 USD ($)
Expense Example:
1 year	$ 51
3 years	160
5 years	280
10 years	$ 628